Defined Contribution Plan	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Defined Contribution Plan	Defined Contribution Plan Recognized expense related to the defined contribution plan for the year ended December 31, 2025, is ₩84,334 million (2023: ₩85,174 million, 2024: ₩86,723 million)